FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Foreign currency risk
Monetary liabilities	$ 70,648	$ 61,741
Chinese Yuan ("CNY")
Foreign currency risk
Monetary assets	2,156	13
Monetary liabilities	6,598	4,690
SGD
Foreign currency risk
Monetary assets	5,894	6,143
Monetary liabilities	943	291
USD
Foreign currency risk
Monetary assets	21,667	19,389
Monetary liabilities	509,819	493,713
Hong Kong Dollar ("HKD")
Foreign currency risk
Monetary assets	115	252
Monetary liabilities	63	55
Euro ("EUR")
Foreign currency risk
Monetary assets	39	14
Monetary liabilities	$ 1,607	$ 2,033